Investment in Associate and Joint Ventures (Tables)	12 Months Ended
Jul. 31, 2019
Disclosure Of Associate And Joint Ventures [Abstract]
Schedule of ownership interest in other entities
	Truss	Belleville Complex Inc	HEXO MED
Period	July 31, 2019	July 31, 2019	July 31, 2019
Statement of Financial Position	$	$	$
Cash and cash equivalents	14,318	278	542
Current assets	5,701	2,604	59
Non- current assets	7,880	19,906	22

Current liabilities	7,477	1,155	26
Non-current labilities	–	21,909	–

Period	11 months ended July 31, 2019	August 21, 2018 to July 31, 2019	December 22, 2018 to July 31, 2019

Statement of Comprehensive Loss
Revenue	–	4,018	–

Operating expenses excluding depreciation
and amortization	(6,579)	(3,716)	–
Depreciation and amortization	–	(578)	–
Other expenses	–	–	(503)

Loss from operations	(6,579)	(276)	(503)
Income tax expenses	–	–	–
Total comprehensive loss	(6,579)	(276)	(503)

Schedule of investment in associate
	July 31, 2019	July 31, 2018
Opening Balance	$–	$–
Cash consideration of investment	11,476	–
Fair value of warrant consideration	42,386	–
Capitalized transaction costs	721	–
Share of net loss	(2,796)	–
Ending Balance	$51,786	$–

Schedule of investment in joint venture
	July 31, 2019	July 31, 2018
Opening Balance	$–	$–
Cash consideration of investment	1,106	–
Capitalized transaction costs	125
Share of net loss	(168)	–
Ending Balance	$1,063	$–